Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Operating Leases
Schedule of supplemental cash flow information related to leases
Year ended December 31,
2019
Operating cash flows from operating leases	$505

Schedule of supplemental balance sheet information related to leases

December 31,
2019
Operating Leases
Operating lease right-of-use assets	$3,215

Current lease liabilities	$455
Non-current lease liabilities	3,139
Total lease liabilities	$3,594

Weighted Average Remaining Lease Term
Operating leases	8.4 years

Weighted Average Discount Rate
Operating leases	7.3%

Schedule of maturities of lease liabilities
Operating leases
Year ending December 31,
2020	$671
2021	603
2022	579
2023	528
2024 and thereafter	2,294
Total lease payments	4,675
Less - imputed interests	(1,081)
Total	3,594

Schedule of minimum lease payments
Year ending December 31,
2019	537
2020	578
2021	524
2022	514
2023	496